Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES

NOTE 13 — LEASES

The Company has various operating leases for office space, warehouse and photocopiers. The lease agreements do not specify an explicit interest rate. The Company’s management believes that the Hong Kong Dollar Best Lending Rate (“BLR”) was the most indicative rate of the Company’s borrowing cost for the calculation of the present value of the lease payments; the rate used by the Company as quoted by the BLR was 6.125% (2023: 5.0%).

As of December 31, 2023 and 2024, the right-of-use assets totaled $59,245 and $130,134, respectively.

As of December 31, 2023 and 2024, lease liabilities consist of the following:

	As of December 31,
	2023	2024
Lease liabilities – current portion	$47,689	$101,947
Lease liabilities – non-current portion	17,227	29,378
Total	$64,916	$131,325

During the years ended December 31, 2022, 2023 and 2024, the Company incurred total operating lease expenses of $330,599, $120,626 and $104,351, respectively.

Other lease information is as follows:

	As of December 31,
	2023	2024
Weighted-average remaining lease term – operating leases	1.2 years	1.3 years
Weighted-average discount rate – operating leases	5.00%	5.99%

The following is a schedule of future minimum payments under operating leases as of December 31, 2024:

As of December 31,
2025	106,846
2026	29,744
Total lease payments	136,590
Less: imputed interest	(5,265)
Total operating lease liabilities, net of interest	$131,325